Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	24 Months Ended	25 Months Ended	29 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000243703
Average Annual Return [Line Items]
Line Graph and Table Measure Name	China Equity ETF (at NAV) $19,444
C000237927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Commodity Strategy ETF (at NAV) $26,847
C000251139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Equity ETF (at NAV) $13,616
C000234392
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disrupters ETF (at NAV) $16,988
C000255686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth ETF (at NAV) $12,324
C000252374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Japan Equity ETF (at NAV) $14,919
C000245650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Option Strategy ETF (at NAV) $23,170
C000248517
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small-Mid Cap ETF (at NAV) $11,566
Without Sales Load [Member] | C000243703
Average Annual Return [Line Items]
Average Annual Return, Percent	29.90%						(0.84%)		6.88%
Without Sales Load [Member] | C000237927
Average Annual Return [Line Items]
Average Annual Return, Percent	45.55%						14.49%		10.38%
Without Sales Load [Member] | C000251139
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%			15.96%
Without Sales Load [Member] | C000234392
Average Annual Return [Line Items]
Average Annual Return, Percent	18.29%					12.78%
Without Sales Load [Member] | C000255686
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	13.07%
Without Sales Load [Member] | C000252374
Average Annual Return [Line Items]
Average Annual Return, Percent	25.87%		22.52%
Without Sales Load [Member] | C000245650
Average Annual Return [Line Items]
Average Annual Return, Percent	16.72%						8.03%	8.80%
Without Sales Load [Member] | C000248517
Average Annual Return [Line Items]
Average Annual Return, Percent	11.96%				6.12%
Nueberger Index: MSCI China All Shares Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) $15,087
Average Annual Return, Percent	0.04%						(1.33%)		4.20%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $32,693
Average Annual Return, Percent	22.35%						10.88%		12.58%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,288
Average Annual Return, Percent	20.38%			18.67%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $17,896
Average Annual Return, Percent	20.10%					14.12%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $13,363
Average Annual Return, Percent	20.38%	18.58%
Nueberger Index: MSCI Japan Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (Net) $15,152
Average Annual Return, Percent	27.82%		23.49%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,213
Average Annual Return, Percent	20.38%						12.79%	15.55%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $15,058
Average Annual Return, Percent	20.10%				18.19%
Nueberger Index: MSCI China A Onshore Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index (Net) $15,194
Average Annual Return, Percent	13.88%						0.57%		4.27%
Nueberger Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index $21,829
Average Annual Return, Percent	42.79%						12.22%		8.12%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,252
Average Annual Return, Percent	19.77%			18.52%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $18,677
Average Annual Return, Percent	10.82%					15.24%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $14,755
Average Annual Return, Percent	(1.16%)					9.23%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $15,626
Average Annual Return, Percent	23.25%					10.66%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $12,296
Average Annual Return, Percent	10.82%	12.92%
Nueberger Index: 50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $18,150
Average Annual Return, Percent	15.09%						6.81%	6.16%
Nueberger Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index $14,486
Average Annual Return, Percent	25.54%				16.33%